CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Tables)	12 Months Ended
Dec. 31, 2024
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
Schedule of condensed balance sheets

	As of	As of
	December 31,	December 31,
	2023	2024
	US$	US$

ASSETS
Current assets:
Cash and cash equivalents	35	30
Cryptocurrency assets	349	250
Other current assets	29,646	29,077
Amounts due from intergroup companies	150,615	140,168

Total current assets	180,645	169,525

Non-current assets:
Investment in subsidiaries	(144,824)	(112,300)
Intangible assets, net	110	95

Total non-current assets	(144,714)	(112,205)

TOTAL ASSETS	35,931	57,320

	As of	As of
	December 31,	December 31,
	2023	2024
	US$	US$
LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Accrued payroll and welfare payable	79	34
Accrued expenses and other liabilities	10,720	393

Total current liabilities	10,799	427

TOTAL LIABILITIES	10,799	427

Shareholders’ equity:
Class A ordinary shares, par value US$0.00005 per share; 1,599,935,000 shares authorized as of December 31, 2023 and December 31, 2024; 1,111,232,210 and 1,595,399,890 shares issued and outstanding as of December 31, 2023 and December 31, 2024, respectively	54	78
Class A preference shares, par value US$0.00005 per share; 65,000 shares authorized as of December 31, 2023 and December 31, 2024; 65,000 shares issued and outstanding as of December 31, 2023 and December 31, 2024	—	—
Class B ordinary shares, par value US$0.00005 per share; 400,000,000 shares authorized as of December 31, 2023 and December 31, 2024; 99 shares issued and outstanding as of December 31, 2023 and December 31, 2024	—	—
Additional paid-in capital	621,837	640,724
Treasury shares	(21,604)	(21,604)
Accumulated other comprehensive loss	(4,276)	(4,392)
Accumulated deficit and statutory reserve	(570,879)	(557,913)

Total shareholders’ equity	25,132	56,893

TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	35,931	57,320

Schedule of condensed statements of comprehensive income (loss)

	For the years ended December 31,
	2022	2023	2024
	US$	US$	US$

Revenues	40,274	—	—
Operating costs and expenses:
Cost of revenue	(15,595)	(42)	(31)
Sales and marketing expenses	(72)	(6)	—
General and administrative expenses	(3,307)	(3,134)	(1,681)

Total operating costs and expenses	(18,974)	(3,182)	(1,712)

Net (loss) gain on disposal of cryptocurrency assets	(9,349)	539	—
Impairment of cryptocurrency assets	(7,360)	—	—
Changes in fair value of cryptocurrency assets	—	—	100

Operating profit (loss)	4,591	(2,643)	(1,612)
Interest income	—	231	—
Interest expense	(60)	—	—
Other operating expense	—	(10,000)	—
Equity in (loss) income of subsidiaries	(159,946)	(16,298)	13,685

(Loss) income before income tax	(155,415)	(28,710)	12,073

Net (loss) income	(155,415)	(28,710)	12,073

Other comprehensive loss
Foreign currency translation loss	(1,605)	(316)	(116)

Comprehensive (loss) income	(157,020)	(29,026)	11,957

Schedule of Condensed Statements of Cash Flows

	For the years ended December 31,
	2022	2023	2024
	US$	US$	US$

Net cash used in operating activities	(12,259)	(2,472)	(2,062)
Net cash provided by investing activities	9,925	2,370	—
Net cash provided by financing activities	2,345	—	2,057
Net increase (decrease) in cash and cash equivalents	11	(102)	(5)
Cash and cash equivalents at beginning of the year	126	137	35
Cash and cash equivalents at end of the year	137	35	30